Accounting Estimates and Management Judgments (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Estimates and Management Judgments (Details) [Line Items]
Percentage of management evaluation		40.00%
Bottom of Range [Member]
Accounting Estimates and Management Judgments (Details) [Line Items]
Exit rates, percentage	0.00%
Top of Range [Member]
Accounting Estimates and Management Judgments (Details) [Line Items]
Exit rates, percentage	5.00%